Financial instruments and risk management - Maturity analysis for financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	$ 3,827,803	$ 3,230,383
Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	587,371	451,046
Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	3,240,432	2,779,337
Aircraft, engines, land and buildings leases
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	2,891,442	2,708,723
Aircraft, engines, land and buildings leases | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	372,697	335,620
Aircraft, engines, land and buildings leases | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	2,518,745	2,373,103
Aircraft and engine lease return obligation
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	287,208	249,466
Aircraft and engine lease return obligation | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	803	5,012
Aircraft and engine lease return obligation | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	286,405	244,454
Pre-delivery payments facilities
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	308,640	137,907
Pre-delivery payments facilities | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	157,318	62,209
Pre-delivery payments facilities | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	151,322	75,698
Asset backed trust notes ("CEBUR")
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	187,450	116,210
Asset backed trust notes ("CEBUR") | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	44,396	30,128
Asset backed trust notes ("CEBUR") | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	143,054	86,082
Working Capital Facilities
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	153,063	18,077
Working Capital Facilities | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	12,157	$ 18,077
Working Capital Facilities | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	$ 140,906